CONSOLIDATED VARIABLE INTEREST ENTITIES (Narrative) (Details) $ in Thousands	Jun. 30, 2017 USD ($) subsidiary	Dec. 31, 2016 USD ($)
Variable Interest Entity [Line Items]
Number of variable interest entities | subsidiary	26
Estimated residual values of leased property (un-guaranteed)	$ 243,974	$ 213,901
Variable Interest Entities With Assets Accounted for as Direct Financing Leases [Member]
Variable Interest Entity [Line Items]
Number of variable interest entities | subsidiary	2
Carrying value of vessels	$ 21,700
Unearned lease income	2,300
Estimated residual values of leased property (un-guaranteed)	5,800
Outstanding loan balance	6,000
Outstanding loan balance, current portion	$ 0
Variable Interest Entities With Assets Accounted for as Operating Lease Assets [Member]
Variable Interest Entity [Line Items]
Number of variable interest entities | subsidiary	24
Carrying value of vessels	$ 546,600
Outstanding loan balance	243,400
Outstanding loan balance, current portion	$ 13,900